Related party transactions - Related Party Revenue, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Total related party operating revenues	$ 73	$ 58	$ 178	$ 95
Receivables from related parties	566		566		$ 704
Total related party operating expenses	0	1	0	1
Total related party financial items	6	7	12	15
Northern Ocean
Related Party Transaction [Line Items]
Receivables from related parties	152		152		60
Receivables from related parties, billed and unbilled	123		123		55
Receivables from related parties, costs incurred not yet billable	29		29		$ 5
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	36	23	77	43
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	37	34	100	51
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	$ 0	$ 1	$ 1	$ 1